ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2020	2019
Accounts payable	$114	$118
Operating accrued liabilities	203	218
Interest payable on non-recourse borrowings	65	65
BEPC exchangeable shares distributions payable (1)	11	—
Current portion of lease liabilities	30	18
Other	27	24
	$450	$443
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.